Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Entity Central Index Key	0000202032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 15, 2024
Document Effective Date	Feb. 15, 2024
Prospectus Date	Apr. 28, 2023
INVESCO Income Allocation Fund | Class A
Prospectus:
Trading Symbol	ALAAX
INVESCO Income Allocation Fund | Class C
Prospectus:
Trading Symbol	CLIAX
INVESCO Income Allocation Fund | Class R
Prospectus:
Trading Symbol	RLIAX
INVESCO Income Allocation Fund | CLASS R5
Prospectus:
Trading Symbol	ILAAX
INVESCO Income Allocation Fund | Class Y
Prospectus:
Trading Symbol	ALAYX
Invesco Select Risk: Growth Investor Fund | Class A
Prospectus:
Trading Symbol	AADAX
Invesco Select Risk: Growth Investor Fund | Class C
Prospectus:
Trading Symbol	AADCX
Invesco Select Risk: Growth Investor Fund | Class R
Prospectus:
Trading Symbol	AADRX
Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus:
Trading Symbol	AADIX
Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus:
Trading Symbol	AADYX
Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus:
Trading Symbol	AADSX
Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus:
Trading Symbol	CMAIX
Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus:
Trading Symbol	CAAMX
Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus:
Trading Symbol	CACMX
Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus:
Trading Symbol	CMARX
Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus:
Trading Symbol	CAAYX
Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus:
Trading Symbol	CMASX